Revenue and Other Income - Summary of Revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue [Abstract]
Licensing revenue and royalties	$ 14,627	$ 378	$ 333
Service revenue	1,532
Total	$ 16,159	$ 378	$ 333